Share-Based Compensation - Grant-date Fair Value of Options Granted (Details) - $ / shares	1 Months Ended				9 Months Ended		12 Months Ended
	Oct. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Weighted average grant date fair value of the options granted	$ 0.94	$ 0.95	$ 1.61	$ 1.81			$ 0.44
Options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate								0.59%
Expected term (in years)					6 years			6 years
Expected volatility						93.20%	93.20%	97.20%
Fair value per share of underlying stock								$ 3.91
Weighted average grant date fair value of the options granted					$ 4.59	$ 34.16
Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate					4.01%	1.38%	1.38%
Expected term (in years)						3 years 6 months	3 years 6 months
Expected volatility					1.006%
Fair value per share of underlying stock					$ 0.283	$ 1.24	$ 0.51
Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate					4.72%	2.79%	4.12%
Expected term (in years)						6 years	10 years
Expected volatility					1.008%
Fair value per share of underlying stock					$ 0.299	$ 2.45	$ 2.45